Schedule of Operating Lease Assets and Liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Right to use asset	$ 2,059,000	$ 2,432,894
Operating leases – current	511,000	560,444
Operating leases – non-current	1,673,000	2,018,851
Total lease liabilities	2,184,000	2,579,295
Liabilities
Total lease liabilities	$ 2,184,000	$ 2,579,295